Investment in Affiliated Companies (Details - balance sheet) - USD ($)	1 Months Ended	3 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents		$ 352,738	$ 226,142
PDS [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents			55,274
Net assets in liquidation			$ 55,274
Members' equity, beginning balance		57,173
Expenses associated with dissolution		(1,899)
Member's equity, ending balance	$ 57,173	$ 55,274
Expenses	(8,305)
Net loss	$ (8,305)